Fair Value Option (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Assets and Liabilities, by Type, of Consolidated Investment Management Funds Recorded at Fair Value
The following table presents the assets and liabilities, by type, of consolidated investment management funds recorded at fair value.

Assets and liabilities of consolidated investment management funds, at fair value
	Dec. 31,
(in millions)	2015	2014
Assets of consolidated investment management funds:
Trading assets	$1,228	$8,678
Other assets	173	604
Total assets of consolidated investment management funds	$1,401	$9,282
Liabilities of consolidated investment management funds:
Trading liabilities	$229	$7,660
Other liabilities	17	9
Total liabilities of consolidated investment management funds	$246	$7,669

Changes in Fair Value of the Loans and Long-Term Debt and the Location of the Changes
The following table presents the changes in fair value of the loans and long-term debt and the location of the changes in the consolidated income statement.

Impact of changes in fair value in the income statement (a)
	Year ended Dec. 31,
(in millions)	2015	2014	2013
Loans:
Investment and other income	$3	$—	$—
Long-term debt:
Foreign exchange and other trading revenue	$(12)	$(26)	$24

(a)	The changes in fair value of the loans and long-term debt are approximately offset by economic hedges included in foreign exchange and other trading revenue.